Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Equity Fund

(“Equity Fund”)

TETON Westwood Balanced Fund

(“Balanced Fund”)

Supplement dated October 17, 2019, to each of the Equity Fund’s and Balanced Fund’s Summary

Prospectuses and the Trust’s Statutory Prospectus, all dated January 28, 2019.

Effective September 13, 2019 (the “Effective Date”), Varun V. Singh, PhD, CFA, is no longer a portfolio manager of the Equity Fund and the Balanced Fund. As of the Effective Date, all references to Varun V. Singh, PhD, CFA, are removed from the applicable sections of the Summary Prospectus and the Prospectus.

As of the Effective Date, Mr. Will Sheehan has been added as to the portfolio management team for the Equity Fund and the Balanced Fund.

To reflect the change, please note the following:

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Equity Fund” section in the Summary Prospectus and Statutory Prospectus:

Mr. Will Sheehan, Vice President and Analyst, has managed the Equity Fund since September 13, 2019.

The following sentence is added to the end of the sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Balanced Fund” section in the Summary Prospectus and Statutory Prospectus:

Mr. Will Sheehan, Vice President and Analyst, has managed the Balanced Fund since September 13, 2019.

The first paragraph of the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus, is replaced in its entirety with the following:

The members of the Equity and Balanced Fund portfolio management team include Scott D. Lawson, CFA, Matthew R. Lockridge, Casey Flanagan, CFA, and Will Sheehan.

The following paragraph is added immediately after the fourth paragraph in the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus:

Mr. Will Sheehan, Vice President and Analyst, joined the Westwood Sub-Adviser in 2018 with more than 11 years of experience in the investment industry focusing on technology, media, and telecom sectors. Mr. Sheehan has served on the portfolio team for the Equity Fund and Balanced Fund since September 13, 2019. He has authority to direct trading activity on the Equity Fund and Balanced Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Equity Fund (“Equity Fund”)

TETON Westwood Balanced Fund (“Balanced Fund”)

Supplement dated October 17, 2019, to the Trust’s Statement of Additional Information,

dated January 28, 2019.

Effective September 13, 2019 (the “Effective Date”), Varun V. Singh, PhD, CFA, is no longer a portfolio manager of the Equity Fund and the Balanced Fund. As of the Effective Date, all references to Varun V. Singh, PhD, CFA, are removed from the applicable sections of the Statement of Additional Information.

As of the Effective Date, Mr. Will Sheehan has been added as to the portfolio management team for the Equity Fund and the Balanced Fund.

To reflect the addition, please note the following:

In the “Portfolio Managers” section, under the “Management of Other Accounts” sub-section, the following is added with information as of June 30, 2019:

EXCLUDES EQUITY FUND:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Will Sheehan[4,5]	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	2	$0.2 million	0	$0

EXCLUDES BALANCED FUND:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Will Sheehan[4,5]	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	2	$0.2 million	0	$0

    4 Co-Portfolio Manager for the TETON Westwood Equity Fund.

    5 Co-Portfolio Manager for the TETON Westwood Balanced Fund.

Under the “Ownership of Shares in the Funds” sub-section, the following is added:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
Will Sheehan	TETON Westwood Equity Fund TETON Westwood Balanced Fund	A A

* Key to Dollar Ranges – Information as of December 31, 2018, except the information for Mr. Sheehan is as of June 30, 2019

A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	$100,001 - $500,000
F.	$500,001 – $1,000,000
G.	over $1,000,000

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